Equipment	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Equipment
Equipment

Equipment consists of office equipment, furniture and fittings.

(In US$ millions)	December 31, 2016	December 31, 2015
Cost	77	80
Accumulated depreciation	(36)	(34)
Net book value	41	46

Depreciation and amortization expense was $9 million, $18 million and $9 million for the years ended December 31, 2016, 2015 and 2014, respectively.